Taxes - Summary of Deferred Tax Asset Balance and Respective Changes (Parenthetical) (Detail) - BRL (R$) R$ in Millions			12 Months Ended
	Mar. 01, 2019	Feb. 28, 2019	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Deferred tax assets [abstract]
Deferred income tax and social contribution assets			R$ 50,831		R$ 56,583
Deferred income tax and social contribution liabilities			R$ 280		R$ 421
Increase decrease in deferred tax from increase decrease in social security tax rate				R$ 1,614
Social contribution of tax rate	20.00%	15.00%	25.00%